Operating segment and geographic data - Schedule of Segment revenues (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Revenue	$ 29,446	$ 28,945	$ 26,134
Operating
Segment Reporting Information [Line Items]
Revenue	29,446	28,945	26,026
Intersegment elimination [Member]
Segment Reporting Information [Line Items]
Revenue	0	0	108
Products | Operating
Segment Reporting Information [Line Items]
Revenue	20,766	19,920	17,942
Systems | Operating
Segment Reporting Information [Line Items]
Revenue	3,705	3,825	3,164
Services and software | Operating
Segment Reporting Information [Line Items]
Revenue	4,975	5,200	4,920
Europe | Operating
Segment Reporting Information [Line Items]
Revenue	10,285	10,529	9,708
The Americas | Operating
Segment Reporting Information [Line Items]
Revenue	9,573	8,686	7,936
Asia, Middle East and Africa | Operating
Segment Reporting Information [Line Items]
Revenue	9,588	9,730	8,382
United States | Operating
Segment Reporting Information [Line Items]
Revenue	7,023	6,397	6,019
China | Operating
Segment Reporting Information [Line Items]
Revenue	4,696	4,932	4,091
Electrification
Segment Reporting Information [Line Items]
Revenue	14,105	13,187	11,924
Electrification | Operating
Segment Reporting Information [Line Items]
Revenue	13,904	12,957	11,564
Electrification | Intersegment elimination [Member]
Segment Reporting Information [Line Items]
Revenue	201	230	360
Electrification | Products | Operating
Segment Reporting Information [Line Items]
Revenue	12,179	10,706	9,951
Electrification | Systems | Operating
Segment Reporting Information [Line Items]
Revenue	830	1,367	743
Electrification | Services and software | Operating
Segment Reporting Information [Line Items]
Revenue	895	884	870
Electrification | Europe | Operating
Segment Reporting Information [Line Items]
Revenue	4,449	4,517	4,008
Electrification | The Americas | Operating
Segment Reporting Information [Line Items]
Revenue	5,332	4,465	4,050
Electrification | Asia, Middle East and Africa | Operating
Segment Reporting Information [Line Items]
Revenue	4,123	3,975	3,506
Electrification | United States | Operating
Segment Reporting Information [Line Items]
Revenue	3,918	3,304	3,093
Electrification | China | Operating
Segment Reporting Information [Line Items]
Revenue	1,984	2,087	1,820
Motion
Segment Reporting Information [Line Items]
Revenue	6,745	6,925	6,409
Motion | Operating
Segment Reporting Information [Line Items]
Revenue	6,280	6,472	5,914
Motion | Intersegment elimination [Member]
Segment Reporting Information [Line Items]
Revenue	465	453	495
Motion | Products | Operating
Segment Reporting Information [Line Items]
Revenue	5,380	5,555	5,040
Motion | Systems | Operating
Segment Reporting Information [Line Items]
Revenue	0	0	0
Motion | Services and software | Operating
Segment Reporting Information [Line Items]
Revenue	900	917	874
Motion | Europe | Operating
Segment Reporting Information [Line Items]
Revenue	2,031	2,015	1,934
Motion | The Americas | Operating
Segment Reporting Information [Line Items]
Revenue	2,148	2,346	2,173
Motion | Asia, Middle East and Africa | Operating
Segment Reporting Information [Line Items]
Revenue	2,101	2,111	1,807
Motion | United States | Operating
Segment Reporting Information [Line Items]
Revenue	1,787	1,952	1,846
Motion | China | Operating
Segment Reporting Information [Line Items]
Revenue	1,147	1,156	926
Process Automation
Segment Reporting Information [Line Items]
Revenue	6,044	6,259	5,792
Process Automation | Operating
Segment Reporting Information [Line Items]
Revenue	6,013	6,214	5,681
Process Automation | Intersegment elimination [Member]
Segment Reporting Information [Line Items]
Revenue	31	45	111
Process Automation | Products | Operating
Segment Reporting Information [Line Items]
Revenue	1,337	1,496	1,263
Process Automation | Systems | Operating
Segment Reporting Information [Line Items]
Revenue	1,974	1,802	1,665
Process Automation | Services and software | Operating
Segment Reporting Information [Line Items]
Revenue	2,702	2,916	2,753
Process Automation | Europe | Operating
Segment Reporting Information [Line Items]
Revenue	2,248	2,416	2,322
Process Automation | The Americas | Operating
Segment Reporting Information [Line Items]
Revenue	1,566	1,431	1,321
Process Automation | Asia, Middle East and Africa | Operating
Segment Reporting Information [Line Items]
Revenue	2,199	2,367	2,038
Process Automation | United States | Operating
Segment Reporting Information [Line Items]
Revenue	943	833	805
Process Automation | China | Operating
Segment Reporting Information [Line Items]
Revenue	666	740	628
Robotics & Discrete Automation
Segment Reporting Information [Line Items]
Revenue	3,181	3,297	2,907
Robotics & Discrete Automation | Operating
Segment Reporting Information [Line Items]
Revenue	3,173	3,287	2,838
Robotics & Discrete Automation | Intersegment elimination [Member]
Segment Reporting Information [Line Items]
Revenue	8	10	69
Robotics & Discrete Automation | Products | Operating
Segment Reporting Information [Line Items]
Revenue	1,863	2,159	1,635
Robotics & Discrete Automation | Systems | Operating
Segment Reporting Information [Line Items]
Revenue	832	645	780
Robotics & Discrete Automation | Services and software | Operating
Segment Reporting Information [Line Items]
Revenue	478	483	423
Robotics & Discrete Automation | Europe | Operating
Segment Reporting Information [Line Items]
Revenue	1,494	1,578	1,429
Robotics & Discrete Automation | The Americas | Operating
Segment Reporting Information [Line Items]
Revenue	524	439	385
Robotics & Discrete Automation | Asia, Middle East and Africa | Operating
Segment Reporting Information [Line Items]
Revenue	1,155	1,270	1,024
Robotics & Discrete Automation | United States | Operating
Segment Reporting Information [Line Items]
Revenue	373	308	270
Robotics & Discrete Automation | China | Operating
Segment Reporting Information [Line Items]
Revenue	897	949	714
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Revenue	(629)	(723)	(898)
Corporate and Other [Member] | Operating
Segment Reporting Information [Line Items]
Revenue	76	15	29
Corporate and Other [Member] | Intersegment elimination [Member]
Segment Reporting Information [Line Items]
Revenue	(705)	(738)	(927)
Corporate and Other [Member] | Products | Operating
Segment Reporting Information [Line Items]
Revenue	7	4	53
Corporate and Other [Member] | Systems | Operating
Segment Reporting Information [Line Items]
Revenue	69	11	(24)
Corporate and Other [Member] | Services and software | Operating
Segment Reporting Information [Line Items]
Revenue	0	0	0
Corporate and Other [Member] | Europe | Operating
Segment Reporting Information [Line Items]
Revenue	63	3	15
Corporate and Other [Member] | The Americas | Operating
Segment Reporting Information [Line Items]
Revenue	3	5	7
Corporate and Other [Member] | Asia, Middle East and Africa | Operating
Segment Reporting Information [Line Items]
Revenue	10	7	7
Corporate and Other [Member] | United States | Operating
Segment Reporting Information [Line Items]
Revenue	2	0	5
Corporate and Other [Member] | China | Operating
Segment Reporting Information [Line Items]
Revenue	$ 2	$ 0	$ 3
Revenue | Excludes Switzerland | Geographic Concentration Risk [Member]
Segment Reporting Information [Line Items]
Concentration risk (as a percent)	98.00%	98.00%	98.00%